Share-based compensation - Schedule of Stock Options Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Options
Number of shares , Beginning Balance	114,000,000	0
Number of options granted	0	114,000,000
Number of shares , Ending Balance	114,000,000	114,000,000
Number of shares , Expected to vest	114,000,000
Number of shares , Exercisable	42,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Weighted-Average per Share Exercise Price , Beginning Balance	¥ 4.90	¥ 0
Weighted-Average per Share Exercise Price , Granted		4.90
Weighted-Average per Share Exercise Price , Ending Balance	4.90	¥ 4.90
Weighted-Average per Share Exercise Price, Expected to vest	4.90
Weighted-Average per Share Exercise Price , Exercisable	¥ 4.90
Share-Based Compensation Arrangement by Share-Based Payment Award Options Weighted Average Remaining Contractual Terms [Abstract]
Weighted Average Remaining Contractual Term, Expected to vest	8 years 1 month 13 days	9 years 1 month 6 days
Share-Based Compensation Arrangements By Share-Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Beginning balance	¥ 0	¥ 0
Aggregate Intrinsic Value, Granted		0
Aggregate Intrinsic Value, Ending balance	0	¥ 0
Aggregate Intrinsic Value, Expected to vest	0
Aggregate Intrinsic Value, Exercisable	¥ 0